PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR
                                    RECORDS.


                            STRONG ASIA PACIFIC FUND
                       STRONG GLOBAL HIGH-YIELD BOND FUND
                       STRONG FOREIGN MAJORMARKETSSM FUND
                         STRONG INTERNATIONAL BOND FUND
                        STRONG INTERNATIONAL STOCK FUND
                              STRONG OVERSEAS FUND
                       STRONG SHORT-TERM GLOBAL BOND FUND



   Supplement to the Statement of Additional Information dated March 1, 2000

STRONG FOREIGN MAJORMARKETSSM FUND

On May 5, 2000, the Board of Directors of the Fund, approved changes to the Fund's non-fundamental investment policies and techniques. Therefore, effective immediately, the information found on page 6 under the heading "INVESTMENT POLICIES AND TECHNIQUES - Strong Foreign MajorMarketsSM Fund" is deleted and replaced with the following:

- The Fund will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located in major foreign securities markets currently including the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
- Under normal market conditions, the Fund expects to invest at least 90% of its net assets in foreign equity securities.
- The Fund may, however, invest up to 35% of its net assets in equity securities of U.S. or non-major foreign securities markets issuers or debt obligations, including debt obligations of U.S. issuers or foreign-government entities.
- The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations.


  The date of this Statement of Additional Information Supplement is May 15,
                                     2000.






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